INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 13- INCOME TAXES:

a.	InMode Ltd.

The Company is taxed according to Israeli tax laws:

1)	Measurement of results for tax purposes

The Company as a “foreign-investment company” measures its results for tax purposes in dollar based on Income Tax Regulations (Bookkeeping Principles of Foreign Invested Companies and of Certain Partnerships and the Determination of Their Taxable Income), 1986.

These consolidated financial statements are presented in U.S. dollars. The changes in the exchange rate of the dollar, both on an annual and a cumulative basis, cause a difference between taxable income and income reflected in these consolidated financial statements. ASC 740-10-25 prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are re-measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the above-mentioned differences were not reflected in the computation of deferred tax assets and liabilities.

2)	Basis of taxation

Incentives Applicable starting 2021 - The New Technological Enterprise and Preferred Enterprise Incentives Regime - Amendment 73 to the Investment Law

On June 14, 2017, the Encouragement of Capital Investments Regulations (Preferred Technology Income and Capital Profits for a Technological Enterprise), 2017 (the “Regulations”) were published, which adopted Action 5 under the base erosion and profit shifting (“BEPS”) regulations. The Regulations describe, inter alia, the mechanism used to determine the calculation of the benefits under the PTE (Preferred technological enterprise) or PE (Preferred enterprise) and under the SPTE (Special Preferred Technology Enterprise) regime and determine certain requirements relating to documentation of intellectual property for the purpose of the PTE or PE. According to these provisions, a company that complies with the terms under the PTE or PE regime may be entitled to certain tax benefits with respect to income generated during the company’s regular course of business and derived from the preferred intangible asset (as determined in the Investments Law) and income attributed to production activity (different tax rate), excluding income derived from intangible assets used for marketing.

In the event that intangible assets used for marketing purposes generate over 10% of the PTE’s or PE’s income, the relevant portion, calculated using a transfer pricing study, would be subject to regular corporate income tax. If such income does not exceed 10%, the PTE or PE will not be required to exclude the marketing income from the PTE’s or PE’s total income. The Regulations set a presumption of direct production expenses plus 10% with respect to income related to production, which can be countered by the results of a supporting transfer pricing study. Tax rates applicable to such production income expenses will be similar to the tax rates under the Preferred Enterprise regime, to the extent such income would be considered as eligible. In order to calculate the preferred income, the PTE and PE is required to take into account the income and the research and development expenses that are attributed to each single preferred intangible asset.

The Company reviews every year whether it meets the conditions of the PTE or PE. The difference for the Company is immaterial since it located in development area A.

Under the Regulations the Company’s tax rate is expected to be approximately 7.5%.

3)	Corporate tax rate in Israel

The income of Israeli companies, other than preferred income, is taxed in accordance with Israeli tax laws at the regular corporate tax rates. The corporate tax rate is 23% for 2018 and thereafter. Capital gain is subject to capital gain tax according to the corporate tax rate in the year the assets are sold.

b.	Subsidiaries outside of Israel

Subsidiaries that are incorporated outside of Israel are assessed for taxes under the tax laws in their countries of residence.

The corporate tax rates of Subsidiaries outside of Israel for the year ended on December 31, 2025, is between 15% to 30%.

As of December 31, 2025, the Company’s subsidiary in U.S has an accumulated federal tax loss carryforward of approximately $195 million and state tax loss carryforward (post apportionment) of approximately $161 million derived mainly from exercises of options by employees which provided the Company tax deductions in excess of the actual compensation expenses (recognized in loss), under the Tax Cuts and Jobs Act of 2017 (“TCJA”).

Under U.S. tax laws, subject to certain limitations, carryforward tax losses originating in tax years beginning after January 1, 2018, have no expiration date, but they are limited to 80% of the company's taxable income in any given tax year.

Deferred taxes are determined by utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. As of each reporting date, management considers new evidence, both positive and negative, that could impact management’s view with regard to the future realization of deferred tax assets for each jurisdiction.

In the determination of the appropriate valuation allowances, the Company considers the most recent projections of future business results and taxable income by jurisdiction as well as the reversal of existing taxable temporary differences. The Company also considers the prior earnings history. Actual results may vary in comparison to current projections.

During the year ended December 31, 2024, the Company determined that the positive evidence overcame any negative evidence, primarily due to cumulative income in recent years, including the effect of permanent adjustments, and the expectation of profitability in future periods, and concluded that it was more likely than not that the United States net deferred tax assets were realizable. As a result, the Company released the valuation allowance of $60,129 related to the United States net deferred tax assets during the year ended December 31, 2024. As of December 31, 2025, the Company concluded that the deferred tax assets for certain jurisdictions would not be realized and therefore reserved valuation allowance in the amount of $4,770 with respect to these deferred tax assets.

c.	Deferred income tax assets

Deferred income tax assets reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2025 and 2024 were as follows:

	December 31
	2025	2024
Deferred tax assets in respect of:

Subsidiaries carryforward losses	52,623	54,349
Other temporary differences	3,963	3,659
Share-based compensation	1,435	2,424
Deferred tax assets (liabilities) in respect to other comprehensive income, net	(21)	101
Total deferred tax assets before valuation allowance	58,000	60,533
Valuation allowance	(4,770)	(4,248)
Total deferred tax assets	53,230	56,285

Deferred taxes are computed using the tax rates expected to be in effect when those differences reverse.

d.	Valuation allowance

	2025	2024	2023
Balance at January 1	4,248	64,377	66,815
Utilization of carry forward tax losses	-	(5,399)	(2,438)
Additions (reductions) for the current year that record against defer tax asset	522	(54,730)	-
Balance at December 31	4,770	4,248	64,377

e.	Reconciliation of theoretical tax expense to actual tax expense

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023
	$	%	$	%	$	%
Statutory corporate tax rate	25,376	23	32,998	23	49,971	23
Foreign tax effects
United state of America
Change in Valuation Allowance (federal tax only)	-	0	(50,431)	(35)	-	0
State and local income taxes, net of federal income tax effect*	-	0	(6,677)	(5)	-	0
Other	2,877	3	2,268	2	-	0

Other foreign jurisdictions
Other	565	1	441	0	455	0

Benefits to the Benefited Enterprise	(15,149)	(14)	(16,682)	(12)	(31,296)	(14)

Non-taxable or non-deductible items:
Capital Gains, net	1,554	1	-	0	-	0
Other	196	1	(1,680)	(1)	(878)	0
Changes in uncertain tax positions	1,080	1	1,957	1	1,096	1
Effective tax rate	16,499	16	(37,806)	(27)	19,348	10

* Consist mainly of change in Valuation Allowance.

f.	Tax assessments

As of December 31, 2025, tax assessments of the Israeli Company through tax year 2021 are considered final. In addition, all tax assessments of one of the Company’s subsidiaries in Israel through tax year 2020 are considered final. Additional Israeli subsidiaries were established in recent years and therefore does not have any tax year that considered final.

As of December 31, 2025, all tax assessments on the Company’s subsidiary in the United States, through tax year 2020, are considered final.

The other Subsidiaries' open tax years range from 2020-2025.

g.	Income before income taxes is composed of the following:

	Year ended December 31
	2025	2024	2023
InMode Ltd. and Israeli subsidiaries	101,626	139,241	211,137
Subsidiaries outside of Israel	8,704	4,228	6,130
	110,330	143,469	217,267

h.	Tax expenses (tax benefit):

	Year ended December 31
	2025	2024	2023
Current:
Israel	11,156	15,664	17,633
Subsidiaries outside of Israel	2,410	1,709	1,864
	13,566	17,373	19,497
Deferred:
Israel	(101)	(42)	(149)
Subsidiaries outside of Israel	3,034	(55,137)	-
	2,933	(55,179)	(149)
Total expenses (income) taxes on income	16,499	(37,806)	19,348

i.	Uncertain tax positions:

ASC No. 740, Income Taxes, requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position. Changes in judgment as to recognition or measurement of tax positions can materially affect the estimate of the effective tax rate and consequently, affect the operating results of the Company.

The following table summarizes the activity of the Company’s unrecognized tax benefits:

	Year ended December 31
	2025	2024
Balance at January 1	3,356	1,399
Increase in uncertain tax positions for the current year	1,080	1,957
Balance at December 31	4,436	3,356

j.	Income Taxes Paid:

The income taxes paid by the Company are as follows:

	Year ended December 31
	2025	2024	2023
Israel	12,297	15,501	30,121
United States	1,434	832	380
Canada	447	1,229	1,113
Other	689	129	-
	14,867	17,691	31,614